FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 37: FAIR VALUE OF FINANCIAL INSTRUMENTS

The following information should not be interpreted as an estimate of the fair value of the entire Group. Fair value information is only provided for a limited portion of the Group's assets. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Group's disclosures and those of other companies may not be meaningful.

(a)       Financial instruments not measured at fair value

The following methods and assumptions were used to estimate the fair value of the Group's financial assets and liabilities, which are not recorded on the Group's balance sheet at fair value at December 31, 2015 and 2016:

Cash, deposits, repos, and other assets: The carrying amount of cash and due from banks, deposits with central bank, securities purchased under agreements to resell, securities sold under agreements to repurchase, interest bearing deposits with banks, and receivables from the Greek State and trade and other receivables included in other assets approximates their fair value.

Loans: Loans are not recorded at fair value on a recurring basis and their fair value is estimated for disclosure purposes only. The fair value of loans is estimated using discounted cash flow models. The discount rates are based on current market interest rates for loans with similar terms to borrowers of similar credit quality.

Held to maturity securities: The fair value of held to maturity investment securities is estimated using market prices, or if such are not available, using discounted cash flow models. The discount rates are based on current market interest rates offered for instruments with similar terms to the same borrowers or borrowers of similar credit quality.

Deposits: The fair value for demand deposits and deposits with no specified maturity is determined to be the amount payable on demand at the reporting date. The fair value for fixed-maturity deposits is estimated using discounted cash flow models based on rates currently offered for the relevant product types with similar remaining maturities.

Other borrowed funds and Long-term debt: Except for the long-term debt designated at fair value (see (b) below), fair value is estimated using market prices, or if such are not available, either based on the prices with which we completed tender offers with respect to these instruments, or using a discounted cash flow analysis, based on current market rates of similar maturity debt securities.

Contingently Convertible debt: The CoCos were issued at par in December 2015, therefore the fair value of the liability approximates its carrying amount as at December 31, 2015.

The table below presents the carrying amount and fair value of those financial assets and liabilities not recorded on the Group's balance sheet at fair value and whose fair value is materially different from the carrying amount.

	Year ended December 31, 2015
	Carrying	Fair Value
	Amount	Total	Level 1	Level 2	Level 3
Financial Assets:	(EUR in millions)
Interest bearing deposits with banks	2,387	2,384	1,852	532	-
Held to maturity securities	9,292	9,596	70	9,509	17
Loans at amortized cost, net of allowance	40,921	39,378	-	-	39,378
Financial Liabilities:
Deposits at amortized cost	64,886	64,864	25,655	39,209	-
Long-term debt at amortized cost	749	749	-	749	-

	Year ended December 31, 2016
	Carrying	Fair Value
	Amount	Total	Level 1	Level 2	Level 3
	(EUR in millions)
Financial Assets:
Interest bearing deposits with banks	2,202	2,197	1,628	569	-
Loans at amortized cost, net of allowance	39,399	38,533	-	-	38,533
Financial Liabilities:
Deposits at amortized cost	52,924	52,980	26,757	26,223	-
Long-term debt at amortized cost	985	987	-	987	-

(b)       Financial instruments measured at fair value on a recurring basis

The table below presents the fair value of those financial assets and liabilities that are measured at fair value on a recurring basis, analyzed by fair value measurement level as described in Note 3.

	Fair value measurement using
	Level 1	Level 2	Level 3	Total assets/
				liabilities
				at fair
At December 31, 2015 Restated (3)				value
	(EUR in millions)
Assets
Trading assets	156	1,996	13	2,165
Debt securities issued by other governments and public sector entities	119	32	-	151
Greek treasury bills	-	1,858	-	1,858
Foreign treasury bills	23	62	-	85
Debt securities issued by foreign financial institutions	-	-	13	13
Corporate debt securities issued by Greek companies	-	38	-	38
Equity securities issued by Greek companies	6	-	-	6
Equity securities issued by foreign companies	-	6	-	6
Mutual fund units	8	-	-	8
Derivative assets	1	4,061	11	4,073
Available-for-sale securities	892	4,753	313	5,958
Greek government bonds	-	561	271	832
Debt securities issued by other governments and public sector entities	543	3,160	-	3,703
Greek treasury bills	-	470	-	470
Foreign treasury bills	-	221	-	221
Debt securities issued by companies incorporated in Greece	-	139	-	139
Debt securities issued by companies incorporated outside Greece	-	190	19	209
Equity securities issued by companies incorporated in Greece	57	3	-	60
Equity securities issued by companies incorporated outside Greece	8	9	23	40
Mutual Fund units	284	-	-	284
Other assets	205	102	-	307
Total Assets	1,254	10,912	337	12,503
Liabilities
Deposits at fair value(2)	-	2	-	2
Derivative liabilities	1	4,801	6	4,808
Long-term debt at fair value(1)	-	826	-	826
Total liabilities	1	5,629	6	5,636

(1)	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 24).
(2)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 20).
(3)	Information relating to restatement is disclosed in Note 43.

	Fair value measurement using
	Level 1	Level 2	Level 3	Total asset/
				liability at
At December 31, 2016				fair value
	(EUR in millions)
Assets
Trading assets	299	1,572	8	1,879
Debt securities issued by other governments and public sector entities	259	10	-	269
Greek treasury bills	-	1,492	-	1,492
Foreign treasury bills	18	47	-	65
Debt securities issued by foreign financial institutions	-	-	8	8
Corporate debt securities issued by Greek companies	-	23	-	23
Equity securities issued by Greek companies	13	-	-	13
Equity securities issued by foreign companies	1	-	-	1
Mutual fund units	8	-	-	8
Derivative assets	11	4,437	34	4,482
Available-for-sale securities	1,039	11,074	342	12,455
Greek government bonds	-	771	300	1,071
Debt securities issued by other governments and public sector entities	688	9,149	14	9,851
Greek treasury bills	-	516	-	516
Foreign treasury bills	-	243	-	243
Debt securities issued by companies incorporated in Greece	-	171	19	190
Debt securities issued by companies incorporated outside Greece	-	207	9	216
Equity securities issued by companies incorporated in Greece	56	1	-	57
Equity securities issued by companies incorporated outside Greece	7	16	-	23
Mutual Fund units	288	-	-	288
Other assets	173	117	-	290
Total Assets	1,522	17,200	384	19,106
Liabilities
Deposits at fair value(1)	-	527	-	527
Derivative liabilities	5	5,142	24	5,171
Total Liabilities	5	5,669	24	5,698
(1)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 20).

The tables below, present the fair values for discontinued operations and long-lived assets held for sale and liabilities directly associated with long-lived assets held for sale, measured at fair value on a recurring basis
	Fair value measurement using
	Level 1	Level 2	Level 3	Total asset/
				liability at
At December 31, 2015				fair value
	(EUR in millions)
Assets
Trading assets	25	321	-	346
Debt securities issued by other governments and public sector entities	21	238	-	259
Debt securities issued by foreign financial institutions	-	62	-	62
Corporate debt securities issued by foreign companies	-	21	-	21
Mutual fund units	4	-	-	4
Derivative assets	-	1,727	-	1,727
Available-for-sale securities	1,635	255	54	1,944
Debt securities issued by other governments and public sector entities	1,624	228	-	1,852
Foreign treasury bills	8	-	-	8
Debt securities issued by companies incorporated outside Greece	-	20	5	25
Equity securities issued by companies incorporated outside Greece	-	7	49	56
Mutual Fund units	3	-	-	3
Net Loans	-	-	18	18
Total Assets	1,660	2,303	72	4,035
Liabilities
Derivative liabilities	-	768	-	768
Total Liabilities	-	768	-	768

	Fair value measurement using
	Level 1	Level 2	Level 3	Total asset/
				liability at
At December 31, 2016				fair value
	(EUR in millions)
Assets
Trading assets	-	563	-	563
Debt securities issued by other governments and public sector entities	-	299	-	299
Debt securities issued by foreign financial institutions	-	239	-	239
Corporate debt securities issued by foreign companies	-	25	-	25
Available-for-sale securities	14	314	6	334
Debt securities issued by other governments and public sector entities	-	303	-	303
Foreign treasury bills	11	-	-	11
Debt securities issued by companies incorporated outside Greece	-	9	4	13
Equity securities issued by companies incorporated outside Greece	-	2	2	4
Mutual Fund units	3	-	-	3
Total Assets	14	877	6	897
Liabilities
Derivative liabilities	-	2	-	2
Total Liabilities	-	2	-	2

(c)       Transfers between Level 1and Level 2

As at December 31, 2016 certain available-for-sale and fair value through profit or loss securities issued by ESM, EFSF and a European government, for which the Group has determined that sufficient liquidity and trading existed as at December 31, 2016, has been transferred from Level 2 to Level 1, according to the Group fair value hierarchy policy. The carrying amount of the investment securities transferred as at December 31, 2016 was EUR 50 million.

No transfers of financial instruments between Level 1 and Level 2 occurred in 2015.

(d)       Valuation Process and Control Framework

The Group has various processes in place to ensure that the fair values of its assets and liabilities are reasonably estimated and has established a control framework which is designed to ensure that fair values are validated by functions independent of the risk-taker. To that end, the Group utilizes various sources for determining the fair values of its financial instruments and uses its own independent functions to validate these results where possible.

Fair values of debt securities are determined either by reference to prices for traded instruments in active markets, to external quotations or widely accepted financial models, which are based on market observable or unobservable information where the former is not available, as well as relevant market-based parameters such as interest rates, option volatilities, currency rates etc.

The Group may, sometimes, also utilize third-party pricing information and perform validating procedures on this information or base its fair value on the latest transaction prices available, given the absence of an active market or similar transactions. All such instruments are categorized within the lowest level of fair value hierarchy (i.e. Level 3).

Generally, fair values of debt securities, including significant inputs on the valuation models are independently checked and validated by the Middle Office and Risk Management function on a systematic basis.

Fair values of derivatives are determined by management using valuation models which include discounted cash-flow models, option pricing models or other appropriate models. Adequate control procedures are in place for the validation of these models, including the valuation inputs, on a systematic basis. Risk Management function and Middle Office department provide the control valuation framework necessary to ensure that the fair values are reasonably determined, reflecting current market circumstances and economic conditions. Furthermore, over-the-counter derivatives are also compared on a daily basis with counterparties' valuations, under the daily collateral management process.

Market Valuation Adjustments

Counterparty credit risk-adjustments are applied to all over-the-counter derivatives. Own credit-risk adjustments are applied to reflect the Group's own credit risk when valuing derivatives. Bilateral credit-risk adjustments consider the expected cash flows between the Group and its counterparties under the relevant terms of the derivative instruments and the effect of the credit-risk profile of the counterparties on the valuation of these cash flows. Where appropriate, we take into consideration the credit-risk mitigating arrangements including collateral agreements and master netting arrangements into estimating own and counterparty credit risk valuation adjustments.

Valuation techniques

The fair value of trading assets and available-for-sale debt securities are generally based on quoted market prices. For certain debt securities, market price quotes may not be readily available, or trading activity has slowed significantly or ceased. Some of these instruments are valued using a discounted cash flow model, which estimates the fair value of the securities using key inputs such as credit and interest rate risk. Principal and interest cash flows are discounted using an observable discount rate for similar instruments with adjustments that management believes a market participant would consider in determining fair value for the specific security.

The fair values of derivative assets and liabilities traded in the over-the-counter market are determined using quantitative models that utilize multiple market inputs including interest rates, prices and indices to generate continuous yield or pricing curves and volatility factors to value the position. The majority of market inputs is actively quoted and can be validated through external sources, including brokers, market transactions and third-party pricing services. Estimation risk is greater for derivative asset and liability positions that are option-based where observable market inputs are less readily available or are unobservable. In particular, derivative products valued using valuation techniques with significant unobservable inputs include certain correlation products, such as correlation between various interest indices or correlation between various currencies.

(e)       Reconciliation of Level 3 financial instruments:

Level 3 financial instruments at December 31, 2016 and 2015 include:

  Derivative products, which are valued using valuation techniques with significant unobservable inputs, including certain correlation products, such as correlation between various interest indices or correlation between various currencies. They also include derivative products for which the CVA is based on significant unobservable inputs and the amount of the CVA is significant relative to the total fair value of the derivative.
  Available-for-sale corporate bonds, for which the fair value was estimated based on the prices received from issuers or for which the fair value is based on valuation inputs which are not market observable. In 2015, available-for-sale investment securities include non-marketable equity securities, which are valued by independent evaluators based on inputs such as earnings forecasts, comparable multiples of Economic Value to EBITDA and other parameters which are not market observable. Additionally, in 2015 available-for-sale investment securities also include debt securities whose fair value is determined by the value of the underlying collateral and equity securities, the value of which has been based on the agreed buyout consideration and the proportion of the Group's share, is based on the share of proceeds the acquired company had from the respective NBG Group entities.
  Available-for-sale Greek Government bonds, debt securities issued by other governments and public sector entities and corporate securities issued by entities incorporated in and outside Greece for which the fair value is based on valuation inputs which are not market observable.

The tables below present a reconciliation of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2015 and 2016 including realized and unrealized gains/(losses) included in earnings and OCI.

		2015
	Balance at beginning of year	Gain/(losses) included in earnings	Gain/(losses) included in OCI	Purchases	Sales	Settlements	Transfer into level 3	Transfer out of level 3	Balance at end of year

		(EUR in millions)
Trading assets	15	(1)	-	-	-	(1)	-	-	13
Debt securities issued by foreign financial institutions	15	(1)	-	-	-	(1)	-	-	13
Net Derivatives	23	(10)	-	1	-	2	11	(22)	5
Available-for-sale securities	255	(8)	44	-	-	(1)	23	-	313
Greek government bonds	236	(9)	44	-	-	-	-	-	271
Debt securities issued by companies incorporated in Greece	1	-	-	-	-	(1)	-	-	-
Debt securities issued by companies incorporated outside Greece	18	1	-	-	-	-	-	-	19
Equity securities issued by companies incorporated outside Greece	-	-	-	-	-	-	23	-	23
Other assets	11	-	-	-	-	(11)	-	-	-

	2016
	Balance at beginning of year	Gain/(losses) included in earnings	Gain/(losses) included in OCI	Purchases	Sales	Settlements	Transfer into level 3	Transfer out of level 3	Balance at end of year

Trading assets	13	(1)	-	-	(4)	-	-	-	8
Debt securities issued by foreign financial institutions	13	(1)	-	-	(4)	-	-	-	8
Net Derivatives	5	(21)	-	19	-	(1)	(16)	24	10
Available-for-sale securities	313	43	(11)	19	(36)	-	14	-	342
Greek government bonds	271	17	12	-	-	-	-	-	300
Debt securities issued by other governments and public sector entities (1)	-	-	-	-	-	-	14	-	14
Debt securities issued by companies incorporated in Greece	-	-	-	19	-	-	-	-	19
Debt securities issued by companies incorporated outside Greece	19	-	-	-	(10)	-	-	-	9
Equity securities issued by companies incorporated outside Greece	23	26	(23)	-	(26)	-	-	-	-
(1)	Debt securities issued by other governments and public sector entities transfer into level 3, include a specific debt security which following the tainting of the held-to-maturity portfolio during April 2016 (see Note 11 – Investment Securities) was reclassified to available-for-sale portfolio.

Gains and losses included in net income / loss are reported in Net trading loss, except for bonds' amortization of premium/discount which amounts to EUR 9 for the year ended December 31, 2015 and to EUR 17 million for the year ended December 31, 2016 which is reported in Net interest income before provision for loan losses.

For the year ended December 31, 2016, changes in unrealized gains/(losses) of Level 3 financial instruments still held at the reporting date amounted to EUR NIL million and EUR (25) million for trading assets and net derivatives respectively.

For the year ended December 31, 2015, changes in unrealized gains/(losses) of Level 3 financial instruments still held at the reporting date amounted to (1) and EUR (1) million for trading assets and net derivatives respectively.

Other transfers between Level 2 and Level 3, during 2015 and 2016, include mainly derivative instruments for which the bilateral CVA adjustment is significant to the base fair value of the respective instruments.

The following tables present the valuation techniques covering the majority of Level 3 inventory and the most significant unobservable inputs used in Level 3 fair value measurements. Differences between this table and amounts presented in the Quantitative Information about Level 3 Fair Value Measurements table represent individually immaterial items that have been measured using a variety of valuation techniques other than those listed.

Quantitative Information about Level 3 Fair Value Measurements 2015
				Range of Inputs
Financial Instrument	Fair Value	Valuation Technique	Significant Unobservable Input	Low	High
	(EUR in millions)
ASSETS
Debt Securities
Trading debt securities issued by foreign financial institutions	13	Price Based	Price	23.51	100.87
Available-for-sale Greek Government bonds	271	Discounted Cash Flows	Credit Spread over 30 years	556 bps	556 bps
Available-for-sale Corporate debt securities issued by companies incorporated outside Greece	19	Price Based	Price	93.76	100.37
Equity securities issued by companies incorporated outside Greece	31	Agreed Buyout Consideration	Share of proceeds calculation	n/a	n/a

Net Derivatives

Interest Rate Swaps	7	Discounted Cash Flows - Internal Model for CVA/DVA	Credit Spread	1000 bps	1000 bps
	1	Discounted Cash Flows	Constant Maturity Swap correlation between different tenors (eg 2yr 10 yr)	67.79%	90.00%
	3	Discounted Cash Flows	FX pair correlation	-50.00%	94.64%
Other Derivatives	(4)	Discounted Cash Flows - Internal Model for CVA/DVA	Credit Spread	322 bps	505 bps

Quantitative Information about Level 3 Fair Value Measurements 2016
				Range of Inputs
Financial Instrument	Fair Value	Valuation Technique	Significant Unobservable Input	Low	High
	(EUR in millions)
ASSETS
Debt Securities
Trading debt securities issued by foreign financial institutions	8	Price Based	Price	101.24	101.24
Available-for-sale Greek Government bonds	300	Discounted Cash Flows	Credit Spread over 30 years	610 bps	610 bps
Debt securities issued by other governments and public sector entities	14	Discounted Cash Flows	Credit Spread	789 bps	789 bps
Available-for-sale Corporate debt securities issued by companies incorporated in Greece	19	Discounted Cash Flows	Credit Spread	450 bps	607 bps
Available-for-sale Corporate debt securities issued by companies incorporated outside Greece	9	Price Based	Credit Spread	93.76	93.76
Net Derivatives

Interest Rate Swaps	6	Discounted Cash Flows - Internal Model for CVA/DVA	Credit Spread	1000bps	1000 bps
	(1)	Discounted Cash Flows	Constant Maturity Swap correlation between different tenors (eg 2yr 10 yr)	12.60%	99.30%
	4	Discounted Cash Flows	FX Pair Correlation	-50.00%	99.30%
Other Derivatives	16	Monte Carlo	Volatility of stock price	39.00%	39.00%
	(13)	Discounted Cash Flows - Internal Model for CVA/DVA	Credit Spread	70bps	70bps

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

For structured interest rate derivatives a significant change in the correlation inputs (e.g. the degree of correlation between two different interest rates, or between interest rates and foreign exchange rates) would result in a significant impact to the fair value of the individual instrument; however the magnitude and the direction of the impact depends, among other factors, on whether the Group's exposure is long or short. Due to the limited exposure of the Group to these instruments a reasonable change in the above unobservable inputs would not be significant to the Group. Additionally, interest rate derivatives include interest rate swaps for which the bilateral credit risk adjustment is significant in comparison to the fair value. The counterparty credit-risk adjustment in these cases is mainly driven by the internal ratings of the counterparty. A reasonable increase in the credit spread of these entities would result in an insignificant change in the fair value of the Group's financial instruments.

Within other derivatives there are certain forward commodity derivatives for which the bilateral credit risk adjustment is significant in comparison to their fair value. A reasonable increase in the credit spread of these entities would result in an insignificant change in the fair value of the Group's financial instruments.

The available-for-sale portfolio includes a Greek Government debt security for which the credit spread up to its maturity is not market observable. A reasonable increase in the credit spread of the Hellenic Republic would result in a significantly lower market value for this financial instrument. Further the available-for-sale portfolio include debt securities issued by other governments and public sector entities and corporate debt securities issued by companies incorporated in and outside Greece, for which the credit spread is not market observable. A reasonable increase in the credit spread of these securities would result in an insignificant change in the fair value of these securities, for the Group's financial instruments.